Property, plant and equipment	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Property, plant and equipment
8. Property, plant and equipment

	Notes	Office equipment

		€
Balance at January 1, 2022		108,099
Additions		49,739
Depreciation expense	4	(15,992)

Balance at June 30, 2022		141,846

Balance at June 30, 2022
Cost		184,443
Accumulated depreciation		(42,597)

Net book amount		141,846

During the six months ended June 30, 2022, the Group acquired assets with a cost of €49,739 (December 31, 2021: €78,251). The acquisitions during the six months ended June 30, 2022 and the year ended December 31, 2021 were related to equipment, tools and installations.